Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 106
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 106
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)

655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 247-5461
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Copy to:
CLINT WOODS	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
_XX_    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date), pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Class 1 and 2 shares.

EXPLANATORY NOTE

This filing relates to the Registrant's prospectus dated May 1, 2016 for Class 1 and 2 shares, which were included in post-effective amendment number 105 (as filed on April 29, 2016, SEC Accession No. 0000012601-16-000373), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 11th of May, 2016.

Principal Variable Contracts Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Michael J. Beer __________________________ Michael J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	May 11, 2016

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	May 11, 2016

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	May 11, 2016

(E. Ballantine)* __________________________ E. Ballantine	Director	May 11, 2016

(L. T. Barnes)* __________________________ L. T. Barnes	Director	May 11, 2016

(C. Damos)* __________________________ C. Damos	Director	May 11, 2016

(N. M. Everett)* __________________________ N. M. Everett	Chair	May 11, 2016

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	May 11, 2016

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	May 11, 2016

(T. Huang)* __________________________ T. Huang	Director	May 11, 2016

__________________________ D. Lawton	Director

(K. McMillan)* __________________________ K. McMillan	Director	May 11, 2016

(E. A. Nickels)* __________________________ E. A. Nickels	Director	May 11, 2016

(D. Pavelich)* __________________________ D. Pavelich	Director	May 11, 2016

* Pursuant to Power of Attorney Previously Filed as Ex-99(j)(3) on 12/16/2014 (Accession No. 0000012601-14-000271) and filed herein for E. A. Nickels

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document

PRINCIPAL LIFETIME ACCOUNTS
TARGET ALLOCATIONS OVER TIME*
Fixed Income 48%
Real Assets/Other** 8%
U.S. Equity 30%
Non-U.S. Equity 14%
73% Fixed Income
7% Real Assets/Other**
13.5% U.S. Equity
6.5% Non-U.S. Equity
% OF TOTAL ASSETS
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
TARGET DATE
(Assumed Retirement)
50 45 40 35 30 25 20 15 10 5 0 5 10 15 20
YEARS TO RETIREMENT
YEARS AFTER RETIREMENT
FIXED INCOME | REAL ASSETS/OTHER** | U.S EQUITY | NON-U.S. EQUITY

*As of March 31, 2016

**Shareholders receive exposure to real assets and alternative investment strategies through certain underlying funds.